LOANS RECEIVABLE (Summary of Group’s loans Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total Loans receivable	$ 149,028	$ 62,510
Individually assessed	574	541
Collectively assessed	4,342	3,195
Loans receivable, net	149,028	62,510
Loans receivable, net, current	129,438	41,966
Loans receivable, non-current	14,674	16,808
Consumer Portfolio Segment [Member]
Total Loans receivable	149,028	62,510
Individually assessed	574	541
Collectively assessed	4,342	3,195
Loans receivable, net	$ 149,028	$ 62,510